Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2016
Summary Of Derivative Instruments [Abstract]
Estimated fair value of assets and liabilities
	March 31, 2016		December 31, 2015
	Carrying		Carrying
	amount	Estimated	amount	Estimated
(In millions)	(net)	fair value	(net)	fair value

GE
Assets
Investments and notes receivable	$1,624	$1,700	$1,104	$1,174
Liabilities
Borrowings(a)(b)	19,389	20,649	18,397	18,954
Borrowings (debt assumed)(a)(c)	73,623	82,083	84,704	92,231

GE Capital
Assets
Loans	18,701	18,466	20,061	19,774
Time deposits(d)	13,936	13,936	10,386	10,386
Other commercial mortgages	1,406	1,504	1,381	1,447
Loans held for sale	970	970	342	342
Other financial instruments(e)	96	115	94	110
Liabilities
Borrowings(a)(f)(g)(h)	94,150	97,544	95,474	99,396
Investment contracts	2,917	3,481	2,955	3,441

(a) See Note 9.

(b) Included $153 million and $116 million of accrued interest in estimated fair value at March 31, 2016 and December 31, 2015, respectively.

(c) Included $760 million and $1,006 million of accrued interest in estimated fair value at March 31, 2016 and December 31, 2015, respectively.

(d) Balances at March 31, 2016 and December 31, 2015 included $13,936 million and $10,386 million, respectively, of high quality interest bearing deposits with European and domestic branches of global banks, predominantly in the UK, that mature in April and July 2016.

(e) Principally comprises cost method investments.

(f) Fair values exclude interest rate and currency derivatives designated as hedges of borrowings. Had they been included, the fair value of borrowings at March 31, 2016 and December 31, 2015 would have been reduced by $5,118 million and $3,001 million, respectively.

(g) Included $991 million and $1,103 million of accrued interest in estimated fair value at March 31, 2016 and December 31, 2015, respectively.

(h) Excluded $73,623 million and $84,704 million of intercompany payable to GE related to the debt assumption at March 31, 2016 and December 31, 2015, respectively.

Loan commitments
NOTIONAL AMOUNTS OF LOAN COMMITMENTS

(In millions)	March 31, 2016	December 31, 2015

Ordinary course of business lending commitments(a)	$270	$531
Unused revolving credit lines Commercial	265	279

(a) Excluded investment commitments of $400 million and $782 million at March 31, 2016 and December 31, 2015, respectively.

Financial statements effects of cash flow hedges
FINANCIAL STATEMENT EFFECTS - CASH FLOW HEDGES

	Three months ended March 31
(In millions)	2016	2015

Balance sheet changes
Fair value of derivatives increase (decrease)	$(56)	$(1,083)
Shareowners' equity (increase) decrease	57	1,083

Earnings (loss) related to ineffectiveness	1	-
Earnings (loss) effect of derivatives(a)	(84)	(997)

(a) Offsets earnings effect of the hedged forecasted transaction

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay fixed rate/receive floating rate	Fair value increases	Fair value decreases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Financial statements effects of fair value hedges
FINANCIAL STATEMENT EFFECTS - FAIR VALUE HEDGES

	Three months ended March 31
(In millions)	2016	2015

Balance sheet changes
Fair value of derivative increase (decrease)	$1,723	$1,051
Adjustment to carrying amount of hedged debt (increase) decrease	(1,754)	(1,083)

Earnings (loss) related to hedge ineffectiveness	(32)	(32)

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Financial statements effects of net investment hedges
FINANCIAL STATEMENT EFFECTS - NET INVESTMENT HEDGES

	Three months ended March 31
(In millions)	2016	2015

Balance sheet changes
Fair value of derivatives increase (decrease)	$329	$4,945
Fair value of non-derivatives (increase) decrease	198	-
Shareowners' equity (increase) decrease	(569)	(4,989)

Earnings (loss) related to spot-forward differences and ineffectiveness	(42)	(44)
Earnings (loss) related to reclassification upon sale or liquidation(a)	693	785

Included $693 million gain and $788 million gain recorded in discontinued operations in the three months ended March 31, 2016 and 2015, respectively.

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Financial statements effects of economic hedges
FINANCIAL STATEMENT EFFECTS - ECONOMIC HEDGES

	Three months ended March 31
(In millions)	2016	2015

Balance sheet changes
Change in fair value of economic hedge increase (decrease)	$(302)	$(3,118)
Change in carrying amount of item being hedged increase (decrease)	111	3,129

Earnings (loss) effect of economic hedges(a)	(191)	11

(a) Offset by the future earnings effects of economically hedged item.

Interest rate forwards/swaps interest rate	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Carry amounts related to derivatives
CARRYING AMOUNTS RELATED TO DERIVATIVES

(In millions)	March 31, 2016	December 31, 2015

Derivative assets	$8,859	$7,391
Derivative liabilities	(5,282)	(5,681)
Accrued interest	693	1,014
Cash collateral & credit valuation adjustment	(3,435)	(1,141)
Net Derivatives	834	1,583
Securities held as collateral	(388)	(1,277)
Net amount	$445	$306

Effects of derivatives on earnings
	Three months ended March 31
(In millions)	Effect on hedging instrument	Effect on underlying	Effect on earnings

2016
Cash flow hedges	$(56)	$57	$1
Fair value hedges	1,723	(1,754)	(32)
Net investment hedges(a)	527	(569)	(42)
Economic hedges(b)	(302)	111	(191)
Total			$(264)

2015
Cash flow hedges	$(1,083)	$1,083	$-
Fair value hedges	1,051	(1,083)	(32)
Net investment hedges(a)	4,945	(4,989)	(44)
Economic hedges(b)	(3,118)	3,129	11
Total			$(65)

(a) Both derivatives and non-derivatives hedging instruments are included.

(b) Net effect is substantially offset by the change in fair value of the hedged item that will affect earnings in future periods.